Acquisitions - Safeway Acquisition - Additional Information (Detail) $ / shares in Units, $ in Millions		1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 30, 2015 USD ($) Supermarkets $ / shares	Feb. 28, 2015 USD ($)	Dec. 02, 2017 USD ($)	Dec. 03, 2016 USD ($)	Feb. 25, 2017 USD ($)	Feb. 27, 2016 USD ($)	Feb. 28, 2015 USD ($)
Business Acquisition [Line Items]
Goodwill		$ 1,013.8	$ 1,183.3		$ 1,167.8	$ 1,131.1	$ 1,013.8
Debt instrument, increase, accrued interest			830.6	$ 2,831.8	2,832.7	903.4	2,123.6
Operating loss			$ (218.2)	$ 454.5	$ 640.5	$ 401.7	(649.4)
Safeway
Business Acquisition [Line Items]
Business acquisition, purchase price per share | $ / shares	$ 34.92
Business acquisition cash consideration	$ 8,263.5
Business acquisition, contingent consideration fair value	$ 270.9
Number of super markets | Supermarkets	1,325
Goodwill	$ 942.4
Long-term debt	2,470.3
Long-term debt and capital lease obligations	514.2
Debt instrument, increase, accrued interest	864.6
Breakage fees	$ 8.6
Revenues		2,696.0
Operating loss		$ 184.2
Safeway | Third Parties
Business Acquisition [Line Items]
Business combination, acquisition related costs							$ 110.5
Safeway | Casa Ley
Business Acquisition [Line Items]
Business acquisition, contingent value per share | $ / shares	$ 1.0266
Business combination, step acquisition, equity interest percentage	49.00%
Safeway | PDC
Business Acquisition [Line Items]
Business acquisition, contingent value per share | $ / shares	$ 0.0488